Retirement benefit plan - Schedule of sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)	(1.00%)
Expected rate of salary and wage increase
Disclosure of defined benefit plans [line items]
Increase in defined benefit plan assumptions	$ 217	$ 189
Decrease in defined benefit plan assumptions	(191)	(165)
Discount rate for defined benefit obligations
Disclosure of defined benefit plans [line items]
Increase in defined benefit plan assumptions	(189)	(165)
Decrease in defined benefit plan assumptions	$ 219	$ 193